Income taxes (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2010 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2011 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2010 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2012 JA Hebei	Dec. 31, 2012 JA Hebei	Jun. 30, 2012 JA Hebei	Dec. 31, 2012 JA Yangzhou	Dec. 31, 2012 JA Lianyungang	Dec. 31, 2012 Deferred tax assets	Dec. 31, 2011 Deferred tax assets	Dec. 31, 2010 Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year													202,235	76,174	48,990
Allowance made during the year													374,306	126,061	27,184
Balance at end of the year													576,541	202,235	76,174
Effective income tax rate (as a percent)	(25.00%)	(25.00%)	25.00%
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	5.62%	3.68%	1.20%
Effect of tax holiday and tax differential of certain subsidiaries (as a percent)	(2.10%)	(6.09%)	(11.50%)
Effect of tax rate change (as a percent)	(2.69%)	15.29%	(0.40%)
Additional tax for previously approved tax holiday	5.29%
Withholding tax for dividend distribution	1.35%
Valuation allowance (as a percent)	23.97%	23.54%	(1.80%)
Total (as a percent)	6.44%	11.42%	12.50%
Preferential income tax rate (as a percent)								15.00%	15.00%		15.00%	15.00%
Tax payable										81,180
Tax benefit								81,180
Income tax expense/(benefit)	100,625	57,823	252,707						82,549
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect (in millions)		6,290	274,886
Per share effect - basic and diluted (in dollars per share)				0.04	1.69	0.04	1.61